Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Line Items]
Federal funds sold and securities purchased under resale agreements	$ 45,828,000,000	$ 36,856,000,000
Interest-earning deposits	220,409,000,000	219,220,000,000
Other short-term investments	3,893,000,000	2,353,000,000
Total	270,130,000,000	258,429,000,000
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Funded contractual commitments	0	0
Unfunded contractual commitment	2,200,000,000	2,600,000,000
Loans [Member]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Securities purchased under long-term resale agreements	$ 20,100,000,000	$ 14,900,000,000